Subsequent Events (Details) - USD ($)		1 Months Ended		6 Months Ended
	Mar. 16, 2022	Dec. 19, 2022	Sep. 22, 2021	Sep. 30, 2022	May 19, 2022
Subsequent Events (Details) [Line Items]
Per share price (in Dollars per share)					$ 3.6
Purchase price per share (in Dollars per share)				$ 1.35
Gross proceeds				$ 2,194,827
Principal amount	$ 2,804,848
Gross proceeds				$ 4,100,000
Interest rate				6.00%
Original issue discount				$ 95,000
Investors fees				$ 20,000
shares issued (in Shares)				739,438	1,138,889
Fair value				$ 340,000
Aggregate ordinary shares (in Shares)				2,004,941
Securities purchase agreement [Member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 1,595,000
Par value per share (in Dollars per share)		$ 0.08
Gross proceeds		$ 1,500,000
Mr. Xiao [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares purchase (in Shares)			1,625,798
Per share price (in Dollars per share)			$ 0.08